Ariel Fund schedule of investments
12/31/19 (UNAUDITED)

Number of shares	Common stocks—99.30%	Value
	Consumer discretionary & services—32.23%
7,378,700	Mattel, Inc.(a)	$99,981,385
3,558,866	Interpublic Group of Cos., Inc.	82,209,805
1,794,865	ViacomCBS, Inc.	75,330,496
3,642,135	Nielsen Holdings plc	73,935,340
551,440	Royal Caribbean Cruises Ltd.	73,622,754
539,404	Mohawk Industries, Inc.(a)	73,563,917
4,370,752	TEGNA, Inc.	72,947,851
3,843,484	MSG Networks, Inc.(a)(b)	66,876,622
1,222,149	Adtalem Global Education, Inc.(a)	42,738,550
1,103,227	Meredith Corp.	35,821,781
		697,028,501
	Consumer staples—5.59%
662,245	J.M. Smucker Co.	68,959,572
963,200	Molson Coors Brewing Co.	51,916,480
		120,876,052
	Financial services—28.63%
3,945,339	KKR & Co., Inc.	115,085,539
2,399,203	Lazard Ltd., Class A	95,872,152
500,299	JLL	87,097,053
1,369,153	CBRE Group, Inc., Class A(a)	83,915,387
785,700	Northern Trust Corp.	83,472,768
1,041,788	First American Financial Corp.	60,757,076
476,500	Affiliated Managers Group, Inc.	40,378,610
1,159,249	Janus Henderson Group plc	28,343,638
907,154	Western Union Co.	24,293,584
		619,215,807
	Health care—5.94%
304,600	Laboratory Corp. of America Holdings(a)	51,529,182
262,706	Charles River Laboratories Intl, Inc.(a)	40,130,969
99,481	Bio-Rad Laboratories, Inc.(a)	36,810,954
		128,471,105
	Materials & processing—6.05%
627,697	Simpson Manufacturing Co., Inc.	50,360,130
978,400	Masco Corp.	46,953,416
5,477,884	U.S. Silica Holdings, Inc.(b)	33,688,987
		131,002,533
	Producer durables—19.69%
1,485,800	Stericycle, Inc.(a)	94,808,898
359,800	Zebra Technologies Corp.(a)	91,907,312
1,994,541	Kennametal, Inc.	73,578,617
387,163	Snap-on, Inc.	65,585,412
562,385	Keysight Technologies, Inc.(a)	57,717,573
881,565	MTS Systems Corp.	42,341,567
		425,939,379
	Technology—1.17%
1,196,265	Knowles Corp.(a)	25,301,005
	Total common stocks (Cost $1,403,764,378)	2,147,834,382

800.292.7435    1

Ariel Fund schedule of investments (continued)
12/31/19 (UNAUDITED)

Number of shares	Short-term investments—0.90%	Value
19,425,058	Northern Institutional Treasury Portfolio, 1.51%(c)	$19,425,058
	Total short-term investments (Cost $19,425,058)	19,425,058
	Total Investments—100.20% (Cost $1,423,189,436)	2,167,259,440
	Other Assets less Liabilities—(0.20)%	(4,381,408)
	Net Assets—100.00%	$2,162,878,032
(a)	Non-income producing.
(b)	Affiliated company (See Note Three, Transactions with Affiliated Companies).
(c)	The rate presented is the rate in effect at December 31, 2019.
A category may contain multiple industries as defined by the Global Industry Classification Standards.
See Notes to Schedules of Investments.

2    ARIELINVESTMENTS.COM

Ariel Appreciation Fund
schedule of investments
12/31/19 (UNAUDITED)

Number of shares	Common stocks—99.50%	Value
	Consumer discretionary & services—27.50%
2,438,230	Interpublic Group of Cos., Inc.	$56,323,113
1,123,900	BorgWarner, Inc.	48,754,782
1,013,499	ViacomCBS, Inc.	42,536,532
2,756,500	Mattel, Inc.(a)	37,350,575
1,967,837	MSG Networks, Inc.(a)	34,240,364
402,300	Omnicom Group, Inc.	32,594,346
298,500	CarMax, Inc.(a)	26,169,495
1,265,624	Nielsen Holdings plc	25,692,167
388,500	Carnival Corp.	19,747,455
383,100	Nordstrom, Inc.	15,680,283
98,500	Tiffany & Co.	13,164,525
31,366	The Madison Square Garden Co., Class A(a)	9,227,564
		361,481,201
	Consumer staples—5.49%
440,075	J.M. Smucker Co.	45,825,010
489,600	Molson Coors Brewing Co.	26,389,440
		72,214,450
	Energy—1.99%
1,043,300	National Oilwell Varco	26,134,665
	Financial services—31.42%
566,800	Northern Trust Corp.	60,216,832
1,026,200	Aflac, Inc.	54,285,980
823,900	First American Financial Corp.	48,049,848
1,190,420	Lazard Ltd., Class A	47,569,183
539,489	BOK Financial Corp.	47,151,339
587,500	Progressive Corp.	42,529,125
174,854	Willis Towers Watson plc	35,310,017
696,652	Houlihan Lokey, Inc.	34,045,383
602,368	KKR & Co., Inc.	17,571,075
176,650	CBRE Group, Inc., Class A(a)	10,826,878
48,080	JLL	8,370,247
127,450	Blackstone Group, Inc.	7,129,553
		413,055,460
	Health care—10.75%
304,000	Laboratory Corp. of America Holdings(a)	51,427,680
287,000	Zimmer Biomet Holdings, Inc.	42,958,160
162,480	Charles River Laboratories Intl, Inc.(a)	24,820,445
437,415	Cardinal Health, Inc.	22,124,451
		141,330,736
	Materials & processing—0.70%
1,509,080	U.S. Silica Holdings, Inc.	9,280,842
	Producer durables—20.60%
365,499	Stanley Black & Decker, Inc.	60,577,804
1,438,900	Kennametal, Inc.	53,081,021
620,000	Stericycle, Inc.(a)	39,562,200
203,200	Snap-on, Inc.	34,422,080
318,815	Keysight Technologies, Inc.(a)	32,719,983
149,050	Illinois Tool Works, Inc.	26,773,851
123,600	Littelfuse, Inc.	23,644,680
		270,781,619

800.292.7435    3

Ariel Appreciation Fund
schedule of investments (continued)
12/31/19 (UNAUDITED)

Number of shares	Common stocks—99.50%	Value
	Technology—1.05%
652,100	Knowles Corp.(a)	$13,791,915
	Total common stocks (Cost $818,930,128)	1,308,070,888
Number of shares	Short-term investments—0.54%	Value
7,167,535	Northern Institutional Treasury Portfolio, 1.51%(b)	$7,167,535
	Total short-term investments (Cost $7,167,535)	7,167,535
	Total Investments—100.04% (Cost $826,097,663)	1,315,238,423
	Other Assets less Liabilities—(0.04)%	(581,272)
	Net Assets—100.00%	$1,314,657,151
(a)	Non-income producing.
(b)	The rate presented is the rate in effect at December 31, 2019.
A category may contain multiple industries as defined by the Global Industry Classification Standards.
See Notes to Schedules of Investments.

4    ARIELINVESTMENTS.COM

Ariel Focus Fund schedule of investments
12/31/19 (UNAUDITED)

Number of shares	Common stocks—97.14%	Value
	Consumer discretionary & services—15.02%
78,473	ViacomCBS, Inc.	$3,293,496
62,200	BorgWarner, Inc.	2,698,236
97,400	Nielsen Holdings plc	1,977,220
10,700	Mohawk Industries, Inc.(a)	1,459,266
		9,428,218
	Consumer staples—2.42%
14,600	J.M. Smucker Co.	1,520,298
	Energy—5.82%
19,300	Exxon Mobil Corp.	1,346,754
47,800	Apache Corp.	1,223,202
43,300	National Oilwell Varco	1,084,665
		3,654,621
	Financial services—33.66%
126,600	Western Union Co.	3,390,348
114,600	KKR & Co., Inc.	3,342,882
76,600	Lazard Ltd., Class A	3,060,936
10,900	Goldman Sachs Group, Inc.	2,506,237
23,800	BOK Financial Corp.	2,080,120
34,600	Blackstone Group, Inc.	1,935,524
31,700	First American Financial Corp.	1,848,744
20,700	Progressive Corp.	1,498,473
29,200	Bank of New York Mellon Corp.	1,469,636
		21,132,900
	Health care—14.87%
20,500	Zimmer Biomet Holdings, Inc.	3,068,440
88,600	Hanger, Inc.(a)	2,446,246
13,900	Johnson & Johnson	2,027,593
10,600	Laboratory Corp. of America Holdings(a)	1,793,202
		9,335,481
	Materials & processing—3.38%
98,100	Mosaic Co.	2,122,884
	Producer durables—17.19%
19,300	Snap-on, Inc.	3,269,420
6,956	Lockheed Martin Corp.	2,708,527
9,400	Zebra Technologies Corp.(a)	2,401,136
8,100	Stanley Black & Decker, Inc.	1,342,494
67,200	Team, Inc.(a)	1,073,185
		10,794,762
	Technology—4.78%
56,700	Oracle Corp.	3,003,966
	Total common stocks (Cost $48,032,985)	60,993,130

800.292.7435    5

Ariel Focus Fund
schedule of investments (continued)
12/31/19 (UNAUDITED)

Number of shares	Short-term investments—2.30%	Value
1,443,137	Northern Institutional Treasury Portfolio, 1.51%(b)	$1,443,137
	Total short-term investments (Cost $1,443,137)	1,443,137
	Total Investments—99.44% (Cost $49,476,122)	62,436,267
	Other Assets less Liabilities—0.56%	349,902
	Net Assets—100.00%	$62,786,169
(a)	Non-income producing.
(b)	The rate presented is the rate in effect at December 31, 2019.
A category may contain multiple industries as defined by the Global Industry Classification Standards.
See Notes to Schedules of Investments.

6    ARIELINVESTMENTS.COM

Ariel International Fund
schedule of investments
12/31/19 (UNAUDITED)

Number of shares	Common stocks—90.55%	Value
	Belgium—0.25%
8,702	Galapagos N.V.(a)	$1,820,433
	Canada—1.96%
198,062	Suncor Energy, Inc.	6,491,486
170,313	IGM Financial, Inc.	4,889,506
36,799	Magna International, Inc.	2,017,703
2,271	Fairfax Financial Holdings Ltd.	1,066,358
		14,465,053
	China—7.55%
3,950,000	China Mobile Ltd.	33,202,649
134,457	Baidu, Inc. ADR(a)	16,995,365
133,430	China Mobile Ltd. ADR	5,640,086
		55,838,100
	Finland—2.27%
3,505,423	Nokia Corp. ADR	13,005,119
837,846	Nokia Corp.	3,099,083
22,818	Nokian Renkaat Corp.	656,289
		16,760,491
	France—5.39%
258,625	Michelin (CGDE)	31,649,876
38,296	Safran SA	5,912,980
18,678	Thales SA	1,938,397
6,852	TOTAL SA	378,146
		39,879,399
	Germany—10.68%
372,302	Deutsche Boerse AG	58,381,665
6,363,376	Telefonica Deutschland Holding	18,459,579
87,431	Rocket Internet SE(a)	2,161,159
		79,002,403
	Hong Kong—0.40%
17,125,302	Li & Fung Ltd.	1,868,063
101,000	CLP Holdings Ltd.	1,062,520
		2,930,583
	Italy—2.80%
3,802,208	Snam SpA	19,991,255
120,175	Italgas SpA	734,714
		20,725,969
	Japan—22.82%
113,800	Nintendo Co., Ltd.	45,515,465
1,007,300	NTT DOCOMO, Inc.	28,059,488
937,200	Nippon Telegraph & Telephone Corp.	23,686,503
817,600	Japan Tobacco, Inc.	18,229,663
650,100	Subaru Corp.	16,102,867
417,200	Bridgestone Corp.	15,499,027
67,500	Daito Trust Construction Co., Ltd.	8,341,399
146,400	Mabuchi Motor Co., Ltd.	5,527,414
60,800	Secom Co., Ltd.	5,425,959
73,400	Ono Pharmaceutical Co., Ltd.	1,675,745
87,000	Shizuoka Bank Ltd.	647,128
		168,710,658

800.292.7435    7

Ariel International Fund
schedule of investments (continued)
12/31/19 (UNAUDITED)

Number of shares	Common stocks—90.55%	Value
	Luxembourg—0.97%
164,372	Tenaris ADR	$3,721,382
69,953	RTL Group	3,446,713
		7,168,095
	Netherlands—4.89%
1,445,577	Koninklijke Ahold Delhaize N.V.	36,151,428
	Singapore—0.32%
356,200	Singapore Exchange Ltd.	2,346,505
	Spain—3.44%
491,233	Endesa SA	13,108,673
462,574	Tecnicas Reunidas SA(a)	12,349,089
		25,457,762
	Switzerland—10.76%
164,306	Roche Holding AG	53,399,913
36,927	Swisscom AG	19,548,263
25,959	Kuehne & Nagel Intl, AG	4,378,418
57,153	UBS AG(a)	721,236
7,508	Novartis AG	710,932
4,147	Nestle SA	448,976
134	SGS SA	366,982
		79,574,720
	United Arab Emirates—0.14%
4,048,694	Dubai Financial Market(a)	1,069,173
	United Kingdom—9.15%
2,013,273	GlaxoSmithKline plc	47,442,047
164,254	Reckitt Benckiser Group plc	13,334,919
469,304	National Grid plc	5,870,148
222,498	Kingfisher plc	639,544
188,637	Vodafone Group plc	366,707
		67,653,365
	United States—6.76%
429,037	Philip Morris Intl, Inc.	36,506,758
40,057	Pioneer Natural Resources Co.	6,063,428
68,926	EOG Resources, Inc.	5,773,242
88,422	Fluor Corp.	1,669,407
		50,012,835
	Total common stocks (Cost $621,905,773)	669,566,972
Number of shares	Short-term investments—2.96%	Value
21,879,538	Northern Institutional Treasury Portfolio, 1.51%(b)	$21,879,538
	Total short-term investments (Cost $21,879,538)	21,879,538
	Total Investments—93.51% (Cost $643,785,311)	691,446,510
	Cash, Foreign Currency, Other Assets less Liabilities—6.49%	47,985,609
	Net Assets—100.00%	$739,432,119

8    ARIELINVESTMENTS.COM

Ariel International Fund
schedule of investments (continued)
12/31/19 (UNAUDITED)

At December 31, 2019, the open forward currency contracts are:
Contract settlement date	Counterparty	Currency to be received	Amount to be received	Currency to be delivered	Amount to be delivered	Unrealized appreciation (depreciation)
Open forward currency contracts with unrealized appreciation
02/14/2020	UBS AG	NOK	10,357,673	EUR	1,021,694	$30,707
02/14/2020	UBS AG	SEK	23,410,889	EUR	2,217,036	11,057
02/14/2020	UBS AG	AUD	51,049,259	USD	34,681,386	1,183,016
02/14/2020	UBS AG	GBP	31,675,079	USD	40,869,309	1,141,036
02/14/2020	UBS AG	JPY	562,126,116	USD	5,171,558	15,134
02/14/2020	UBS AG	NOK	27,684,015	USD	3,019,205	134,677
02/14/2020	UBS AG	SEK	110,655,136	USD	11,586,224	253,836
Subtotal UBS AG						2,769,463
02/14/2020	Northern Trust	CNH	12,433,637	USD	1,771,456	12,891
02/14/2020	Northern Trust	SEK	34,778,657	USD	3,641,687	79,617
02/14/2020	Northern Trust	SGD	7,640,122	USD	5,599,518	83,194
Subtotal Northern Trust						175,702
02/14/2020	JPMorgan Chase	AUD	6,441,406	CAD	5,812,106	48,672
02/14/2020	JPMorgan Chase	GBP	873,158	CAD	1,496,703	5,243
02/14/2020	JPMorgan Chase	AUD	1,928,407	CHF	1,301,000	6,186
02/14/2020	JPMorgan Chase	AUD	5,908,477	EUR	3,629,600	68,107
02/14/2020	JPMorgan Chase	AUD	4,203,820	USD	2,855,857	97,516
Subtotal JPMorgan Chase						225,724
Subtotal - Open forward currency contracts with unrealized appreciation						$3,170,889
Open forward currency contracts with unrealized depreciation
02/14/2020	UBS AG	USD	28,443,437	CNH	200,290,946	$(300,240)
Subtotal UBS AG						(300,240)
02/14/2020	Northern Trust	USD	3,044,812	CAD	4,039,888	(66,862)
02/14/2020	Northern Trust	USD	8,937,860	CNH	62,894,383	(88,088)
Subtotal Northern Trust						(154,950)
02/14/2020	JPMorgan Chase	USD	7,157,689	CAD	9,503,113	(161,970)
02/14/2020	JPMorgan Chase	JPY	1,034,461,661	CNH	66,915,731	(58,157)
02/14/2020	JPMorgan Chase	JPY	811,107,161	EUR	6,742,348	(100,313)
Subtotal JPMorgan Chase						(320,440)
Subtotal - Open forward currency contracts with unrealized depreciation						$(775,630)
Net unrealized appreciation (depreciation) on forward currency contracts						$2,395,259
(a)	Non-income producing.
(b)	The rate presented is the rate in effect at December 31, 2019.

ADR	American Depositary Receipt
A category may contain multiple industries as defined by the Global Industry Classification Standards.
See Notes to Schedules of Investments.

800.292.7435    9

Ariel Global Fund
schedule of investments
12/31/19 (UNAUDITED)

Number of shares	Common stocks—92.10%	Value
	Canada—1.04%
21,102	Suncor Energy, Inc.	$691,618
10,003	IGM Financial, Inc.	287,176
2,121	Magna International, Inc.	116,295
		1,095,089
	Chile—0.06%
2,946	Banco Santander-Chile ADR	67,964
	China—8.70%
674,500	China Mobile Ltd.	5,669,667
27,954	Baidu, Inc. ADR(a)	3,533,386
		9,203,053
	Finland—1.77%
280,515	Nokia Corp. ADR	1,040,711
225,709	Nokia Corp.	834,868
		1,875,579
	France—3.85%
27,854	Michelin (CGDE)	3,408,702
3,601	Safran SA	556,002
1,056	Thales SA	109,591
		4,074,295
	Germany—3.85%
22,548	Deutsche Boerse AG	3,535,812
185,496	Telefonica Deutschland Holding	538,107
		4,073,919
	Hong Kong—0.04%
428,000	Li & Fung Ltd.	46,687
	Italy—0.23%
45,488	Snam SpA	239,167
	Japan—12.77%
8,950	Nintendo Co., Ltd.	3,579,643
103,700	NTT DOCOMO, Inc.	2,888,682
84,600	Nippon Telegraph & Telephone Corp.	2,138,154
63,000	Subaru Corp.	1,560,499
65,600	Japan Tobacco, Inc.	1,462,654
34,000	Bridgestone Corp.	1,263,104
2,900	Daito Trust Construction Co., Ltd.	358,371
2,800	Secom Co., Ltd.	249,880
		13,500,987
	Mexico—0.30%
111,675	Wal-Mart de Mexico SAB de CV	319,831
	Netherlands—0.92%
38,712	Koninklijke Ahold Delhaize N.V.	968,121
	South Korea—0.64%
8,312	KT&G Corp.	672,504
	Spain—0.59%
23,357	Endesa SA	623,287

10    ARIELINVESTMENTS.COM

Ariel Global Fund
schedule of investments (continued)
12/31/19 (UNAUDITED)

Number of shares	Common stocks—92.10%	Value
	Switzerland—7.89%
23,013	Roche Holding AG	$7,479,290
1,421	Swisscom AG	752,243
636	Kuehne & Nagel Intl, AG	107,272
		8,338,805
	Taiwan—0.04%
6,000	Catcher Technology Co., Ltd.	45,435
	Thailand—0.65%
136,900	Kasikornbank PCL	688,854
	United Kingdom—7.00%
278,964	GlaxoSmithKline plc	6,573,685
40,730	National Grid plc	509,459
3,198	Reckitt Benckiser Group plc	259,629
27,721	Vodafone Group plc	53,889
		7,396,662
	United States—41.76%
65,784	Microsoft Corp.	10,374,137
64,877	Philip Morris Intl, Inc.	5,520,384
79,132	Gilead Sciences, Inc.	5,141,997
27,920	Johnson & Johnson	4,072,690
17,372	Berkshire Hathaway, Inc., Class B(a)	3,934,758
44,808	Verizon Communications, Inc.	2,751,211
55,045	Schlumberger Ltd.	2,212,809
29,182	Amdocs Ltd.	2,106,649
21,466	EOG Resources, Inc.	1,797,992
8,277	Pioneer Natural Resources Co.	1,252,890
10,177	Quest Diagnostics, Inc.	1,086,802
32,508	Tapestry, Inc.	876,741
42,044	Fluor Corp.	793,791
8,902	U.S. Bancorp	527,800
13,317	Foot Locker, Inc.	519,230
1,403	Costco Wholesale Corp.	412,370
84,927	Acacia Research Corp.(a)	225,906
2,104	Intercontinental Exchange, Inc.	194,725
1,232	QUALCOMM, Inc.	108,699
1,553	Acacia Communications, Inc.(a)	105,309
2,876	Equity Commonwealth	94,419
948	InterDigital, Inc.	51,657
		44,162,966
	Total common stocks (Cost $79,558,159)	97,393,205
Number of shares	Short-term investments—7.43%	Value
7,853,901	Northern Institutional Treasury Portfolio, 1.51%(b)	$7,853,901
	Total short-term investments (Cost $7,853,901)	7,853,901
	Total Investments—99.53% (Cost $87,412,060)	105,247,106
	Cash, Foreign Currency, Other Assets less Liabilities—0.47%	499,859
	Net Assets—100.00%	$105,746,965

800.292.7435    11

Ariel Global Fund
schedule of investments (continued)
12/31/19 (UNAUDITED)

At December 31, 2019, the open forward currency contracts are:
Contract settlement date	Counterparty	Currency to be received	Amount to be received	Currency to be delivered	Amount to be delivered	Unrealized appreciation (depreciation)
Open forward currency contracts with unrealized appreciation
02/14/2020	UBS AG	CAD	1,117,023	EUR	761,334	$3,964
02/14/2020	UBS AG	NOK	1,881,393	EUR	185,583	5,578
02/14/2020	UBS AG	SEK	3,471,904	EUR	328,793	1,640
02/14/2020	UBS AG	CAD	505,027	USD	380,597	8,394
Subtotal UBS AG						19,576
02/14/2020	Northern Trust	AUD	361,094	GBP	190,026	1,655
02/14/2020	Northern Trust	SGD	744,104	USD	545,361	8,103
Subtotal Northern Trust						9,758
02/14/2020	JPMorgan Chase	AUD	508,412	CHF	343,000	1,631
02/14/2020	JPMorgan Chase	AUD	1,699,070	EUR	1,043,745	19,585
Subtotal JPMorgan Chase						21,216
Subtotal - Open forward currency contracts with unrealized appreciation						$50,550
Open forward currency contracts with unrealized depreciation
02/14/2020	UBS AG	JPY	46,064,085	CNH	2,984,063	$(3,212)
02/14/2020	UBS AG	USD	4,502,146	CNH	31,702,888	(47,523)
02/14/2020	UBS AG	USD	665,903	GBP	516,024	(18,495)
Subtotal UBS AG						(69,230)
02/14/2020	Northern Trust	SEK	2,281,126	GBP	185,007	(1,293)
02/14/2020	Northern Trust	USD	415,132	GBP	321,420	(11,165)
Subtotal Northern Trust						(12,458)
02/14/2020	JP Morgan Chase	CAD	545,205	CHF	407,753	(2,736)
02/14/2020	JP Morgan Chase	USD	517,233	EUR	467,703	(8,877)
Subtotal JPMorgan Chase						(11,613)
Subtotal - Open forward currency contracts with unrealized depreciation						$(93,301)
Net unrealized appreciation (depreciation) on forward currency contracts						$(42,751)
(a)	Non-income producing.
(b)	The rate presented is the rate in effect at December 31, 2019.

ADR	American Depositary Receipt
A category may contain multiple industries as defined by the Global Industry Classification Standards.
See Notes to Schedules of Investments.

12    ARIELINVESTMENTS.COM

Notes to the schedules of investments
12/31/19 (UNAUDITED)

NOTE One  |  ORGANIZATION
Ariel Investment Trust (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Ariel Fund, Ariel Appreciation Fund, Ariel Focus Fund, Ariel International Fund and Ariel Global Fund (each, a “Fund” and collectively, the “Funds”) are series of the Trust. Ariel Focus Fund is a non-diversified Fund, all other Funds are diversified. The Funds issue two classes of shares: an Investor Class and an Institutional Class.
The Northern Trust Company (“Northern Trust”) provides fund administration and tax reporting services for the Funds in its role as sub-fund administrator engaged by the Adviser for Ariel Fund, Ariel Appreciation Fund and Ariel Focus Fund and as fund administrator engaged by the Trust for Ariel International Fund and Ariel Global Fund. Northern Trust also acts as the Funds' accounting agent and custodian. U.S. Bank Global Fund Services serves as the Funds' transfer agent.
NOTE Two  |  SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies related to investments of the Funds held at December 31, 2019.
Securities valuation—Securities for which market quotations are readily available are valued at the last sale price on the national securities exchange on which such securities are primarily traded and, in the case of securities reported on the Nasdaq system, are valued based on the Nasdaq Official Closing Price. If a last sale price or a closing price is not reported, a security shall be valued using i) the closing price on another exchange on which the security traded (if such price is made available by the pricing vendor) or ii) the mean between the bid and ask prices for securities for which reliable bid and ask quotations are available.
Certain common stocks that trade on foreign exchanges are subject to valuation adjustments to account for the market movement between the close of a foreign market in which the security is traded and the close of the New York Stock Exchange. In the event the Funds become aware of a significant event that may materially affect the value of a security, a fair value of such security will be determined in accordance with procedures established by the Board of Trustees.
Investments in money market funds are valued at their closing net asset value each business day.
Debt securities having a maturity over 60 days are valued using evaluated prices or matrix pricing methods determined by a pricing service which take into consideration factors such as yield, maturity, ratings, and traded prices in identical or similar securities. Short-term debt obligations having a maturity of 60 days or less are valued at amortized cost, so long as it approximates fair value.
Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.
Fair value measurements—Accounting Standards CodificationTM 820-10 (ASC 820-10) establishes a three-tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, “quoted” prices in inactive markets, dealer indications, and inputs corroborated by observable market data)
Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following tables summarize the inputs used as of December 31, 2019 in valuing the Funds’ investments carried at fair value:
	Ariel Fund	Ariel Appreciation Fund	Ariel Focus Fund
Level 1	$2,167,259,440	$ 1,315,238,423	$62,436,267
Level 2	—	—	—
Level 3	—	—	—
Total Investments	$2,167,259,440	$ 1,315,238,423	$62,436,267

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Notes to the schedules of investments (continued)
12/31/19 (UNAUDITED)

  Industry classifications for Ariel Fund, Ariel Appreciation Fund, and Ariel Focus Fund are included in the Schedules of Investments for the   respective Fund.
Ariel International Fund	Level 1	Level 2*	Level 3	Total
Common stocks
Communication services	$56,204,807	$138,716,011	$—	$194,920,818
Consumer discretionary	36,175,186	34,419,342	—	70,594,528
Consumer staples	85,993,105	18,678,639	—	104,671,744
Energy	34,776,773	—	—	34,776,773
Financials	9,371,542	59,750,029	—	69,121,571
Health care	49,973,412	55,075,658	—	105,049,070
Industrials	9,520,784	15,698,773	—	25,219,557
Information technology	13,005,119	3,099,083	—	16,104,202
Real estate	—	8,341,399	—	8,341,399
Utilities	20,041,341	20,725,969	—	40,767,310
Total common stocks	$315,062,069	$354,504,903	$—	$669,566,972
Short-term investments	21,879,538	—	—	21,879,538
Total investments	$336,941,607	$354,504,903	$—	$691,446,510
Other financial instruments
Forward currency contracts^	$—	$2,395,259	$—	$2,395,259
Ariel Global Fund	Level 1	Level 2*	Level 3	Total
Common stocks
Communication services	$12,008,153	$9,896,829	$—	$21,904,982
Consumer discretionary	4,967,655	2,823,603	—	7,791,258
Consumer staples	7,480,335	2,135,158	—	9,615,493
Energy	5,955,309	—	—	5,955,309
Financials	5,012,423	4,224,666		9,237,089
Health care	16,875,174	7,479,290	—	24,354,464
Industrials	1,685,290	357,152	—	2,042,442
Information technology	13,832,597	834,868	—	14,667,465
Real estate	94,419	358,371	—	452,790
Utilities	1,132,746	239,167	—	1,371,913
Total common stocks	$69,044,101	$28,349,104	$—	$97,393,205
Short-term investments	7,853,901	—	—	7,853,901
Total investments	$76,898,002	$28,349,104	$—	$105,247,106
Other financial instruments
Forward currency contracts^	$—	$(42,751)	$—	$(42,751)

* As of December 31, 2019, the Level 2 investments held were securities fair valued due to market holidays and forward currency contracts. See Schedules of Investments.
^Forward currency contracts derive their value from underlying exchange rates. These instruments are normally valued by pricing vendors using pricing models. The pricing models typically use inputs that are observed from trading in active forward foreign currency markets. As such, forward currency contracts are categorized as Level 2. The value of forward currency contracts that is disclosed in this table is equal to the difference between Open forward currency contracts with unrealized appreciation and Open forward currency contracts with unrealized depreciation shown in the Schedules of Investments.
Foreign currency—Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars on a daily basis using exchange rates obtained from an independent third party.
Forward currency contracts—Ariel International Fund and Ariel Global Fund enter into forward currency contracts to provide the appropriate currency exposure related to protecting the value of securities and related receivables and payables against changes in foreign exchange rates. The primary risk associated with a Fund’s use of these contracts is that a counterparty will fail to fulfill its obligation to pay

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Notes to the schedules of investments (continued)
12/31/19 (UNAUDITED)

gains due to the Fund under the contracts. This counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties. Forward currency contracts are “marked-to-market” daily, and as noted above, any resulting unrealized gain (loss) is recorded as Net unrealized appreciation (depreciation) on forward currency contracts as disclosed in the Schedules of Investments.
Securities transactions—Securities transactions are accounted for on a trade date basis.
NOTE Three  |  TRANSACTIONS WITH AFFILIATED COMPANIES
If a Fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined in the 1940 Act. The following transactions were made during the period ended December 31, 2019, with securities that are or were affiliated companies:
	Share activity				Three months ended December 31, 2019
Security name	Balance September 30, 2019	Purchases	Sales	Balance December 31, 2019	Value	Dividends credited to income	Amount of gain (loss) realized on sale of shares	Amount of change in unrealized gain (loss) on shares	Percent of net assets
Ariel Fund
MSG Networks, Inc. (Consumer discretionary & services)	3,692,684	150,800	—	3,843,484	$66,876,622	$—	$—	$4,337,324	3.1%
U.S. Silica Holdings, Inc. (Materials & processing)	5,143,389	334,495	—	5,477,884	33,688,987	342,368	—	(18,073,358)	1.6
					$100,565,609	$342,368	$—	$(13,736,034)	4.7%

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